Note 8 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Debt [Table Text Block]
December 31, 2016

Revolving credit facility	$96,688
3.84% Notes	150,000
Capital leases maturing at various dates through 2021	1,188
Other long-term debt maturing at various dates up to 2023	3,033
250,909
Less: current portion	1,043
Long-term debt - non-current	$249,866

Schedule of Maturities of Long-term Debt [Table Text Block]
2017	$1,043
2018	795
2019	547
2020	97,237
2021 and thereafter	151,287